Warrant Liabilities (Details) - Schedule of warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrant Liabilities Abstract
Transfer from capital reorganization (Note)	$ 10,025,081	$ 2,495,243
Warrants exercised	(62,107)	(15,514)
Change in fair value		(437,319)
At December 31, 2022	$ 9,962,974	$ 2,042,410